SHARE-BASED COMPENSATION - Incentive plans (Details) ¥ in Thousands							12 Months Ended
	Apr. 01, 2020 $ / shares shares	Jun. 11, 2019	Jun. 07, 2019 $ / shares shares	May 02, 2019	Jun. 04, 2015	Aug. 04, 2010	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | ¥								¥ 8,612	¥ 8,234	¥ 6,808
Ratio applied for equity awards due to separation		1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								4,785,365
Weighted-average exercise price at grant date | $ / shares							$ 1.35
Fang | 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Expiration period						10 years
Fang | 2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable as a percent of fully diluted ordinary shares						10.00%
Fang | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Expiration period					10 years
Fang | 2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable as a percent of fully diluted ordinary shares					1.50%
Fang | 2015 Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration period			10 years
Options granted			268,500
Weighted-average exercise price at grant date | $ / shares			$ 5.85
CIH's board of directors | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								2,359,450
CIH's board of directors | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				5.00%
CIH's board of directors | 2019 Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years			4 years
Expiration period	10 years			10 years
Options granted	4,785,365
Weighted-average exercise price at grant date | $ / shares	$ 1.35